Trade payables and other current liabilities	9 Months Ended
Sep. 30, 2018
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities

Trade payable and other current liabilities as of September 30, 2018 and December 31, 2017 are as follows:

	Balance as September 30,	Balance as December 31,
	2018	2017
	($ in thousands)
Trade accounts payable	82,038	107,662
Down payments from clients	6,387	6,466
Other accounts payable	45,207	41,016
Total	133,632	155,144

Trade accounts payables mainly relate to the operating and maintenance of the plants.

Nominal values of Trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.

Other account payable primarily include subordinated debt of Mojave with Abener Teyma Mojave General Partnership (Abener), a related party, with maturity date in October 2018. The repayment will occur only if certain technical conditions are fulfilled, which is currently being assessed, and Mojave could also claim certain amounts to Abengoa.

As regards to the legal proceedings detailed in the note 19 to the consolidated financial statements of the Company for the year ended December 31, 2017 included in the 2017 20-F, they progressed as follows in 2018:

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On October 17, 2016, ACT received a request for arbitration from the International Court of Arbitration of the International Chamber of Commerce presented by Pemex. Pemex was requesting compensation for damages caused by a fire that occurred in their facilities during the construction of the ACT cogeneration plant in December 2012, for a total amount of approximately $20 million.  On July 5, 2017, Seguros Inbursa, the insurer of Pemex, joined as a second claimant in the process. In September 2018, the Company was notified that an agreement was reached between insurance companies according to which Atlantica would not have to pay any amount in relation to this arbitration. The Company expects to receive a formal notification of the final agreement during the fourth quarter of 2018;

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A number of Abengoa’s subcontractors and insurance companies that issued bonds covering Abengoa’s obligations under such contracts in the United States have included some of the non-recourse subsidiaries of the Company in the United States as co-defendants in claims against Abengoa. Generally, the subsidiaries of the Company have been dismissed as defendants at early stages of the processes but there remain pending cases including Arb Inc. with a potential total claim of approximately $33 million and a group of insurance companies that have addressed to a number of Abengoa’s subsidiaries and to Solana (Arizona Solar One) a potential claim for Abengoa related losses of approximately $20 million that could increase, according to the insurance companies, up to a maximum of up to approximately $200 million if all their exposure resulted in losses. The Company reached an agreement with Arb Inc. and all but one of the above-mentioned insurance companies, under which they agreed to dismiss their claims in exchange for payments of approximately $6.6 million, which had already been accrued and have been mostly paid as of October 31, 2018. The insurance company which did not join the agreement has temporarily stopped legal actions against the Company and the Company does not expect to have a material adverse effect.

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In addition, an insurance company covering certain Abengoa’s obligations in Mexico has claimed certain amounts related to a potential loss. This claim is covered by existing indemnities from Abengoa. Nevertheless, the Company has reached an initial agreement under which Atlantica´s maximum theoretical exposure would in any case be limited to approximately $35 million, including $2.5 million to be held in an escrow account. Payments by Atlantica would only happen if and when the actual loss has been confirmed, Abengoa has not fulfilled their obligations and after arbitration, if the Company initiates it.

The Company is not a party to any other significant legal proceeding other than legal proceedings arising in the ordinary course of our business. The Company is a party to various administrative and regulatory proceedings that have arisen in the ordinary course of business. While the Company does not expect these proceedings, either individually or in the aggregate, to have a material adverse effect on its financial position or results of operations, because of the nature of these proceedings the Company is not able to predict their ultimate outcomes, some of which may be unfavorable.